Provisions for return conditions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Provisions for Return Conditions	Provisions for return conditions as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Current	$22,277	$21,963
Non – current	138,562	122,425

Total	$160,839	$144,388

Schedule of Changes in Provisions for Return Conditions
Changes in provisions for return conditions as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Balances at beginning of year	$144,388	$130,160
Provisions made	25,435	65,671
Provisions reversed	(6,475)	(49,557)
Provisions used	(2,509)	(1,886)

Balances at end of year	$160,839	$144,388